Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions
Related Party Transactions

14. Related Party Transactions

The Company licenses patents that are owned by Glytech, LLC, pursuant to a license agreement (the Glytech Agreement). Glytech, LLC is owned by a co-founder and former Director of the Company, and therefore, a related party. The Glytech agreement requires that the Company pay Glytech for ongoing scientific support and also reimburse Glytech for expenses of obtaining and maintaining patents that are licensed to NRx Pharmaceuticals. During the three months ended June 30, 2021 and 2020 the Company paid a co-founder $125,000 and $0, respectively, and during the six months ended June 30, 2021 and 2020, $125,000 and $82,569, respectively, for continuing technology support services and reimbursed expenses. These support services are ongoing.

The Fourth Amendment to the Glytech Agreement, effective as of December 31, 2020, includes an equity value-triggered transfer of Excluded Technology from Glytech to NRx Pharmaceuticals. The Excluded Technology is defined in the Glytech Agreement as any technology, and any know-how related thereto, covered in the licensed patents that do not recite either D-cycloserine or lurasidone individually or jointly. This definition would cover pharmaceutical formulations, including some that NRx Pharmaceuticals considers “pipeline” or “future product” opportunities, that contain a combination of pharmaceutical components different from those contained in NRX-100 and NRX-101. The Excluded Technology will transfer to the Company for no additional consideration if the value of NRx Pharmaceuticals equity held by Glytech exceeds $50,000,000 at any time prior to August 6, 2022. After August 6, 2022, the additional IP will transfer to the Company at no cost. The Company believes the criteria have been met pending the registration of Glytech shares.

The CEO of the Company is a major shareholder in the Company. Therefore, his services are deemed to be a related party transaction. He serves the company on a full-time basis and has an employment agreement with the Company and received compensation of $137,500 and $53,125 during the three months ended June 30, 2021 and 2020, respectively, and $286,250 and $121,875 during the six months ended June 30, 2021 and 2020, respectively. The services are ongoing.

The CEO’s son provides services related to website, IT, and marketing support under the supervision of the Company’s Chief Commercial Officer, who is responsible for assuring that the services are provided on financial terms that are at market. NRx Pharmaceuticals paid this family member a total of $11,100 and $18,605 during the three months ended June 30, 2021 and 2020, respectively, and $29,740 and $40,770 during the six months ended June 30, 2021 and 2020, respectively.

In addition, NRx Pharmaceuticals pays Pill Tracker 2015 Ltd. (“Pill Tracker”) for services relating to the development of the inhaled use form of aviptadil. The CEO’s son and our CEO are the chief executive officer and the board chairman, respectively, of Pill Tracker. NRx Pharmaceuticals paid Pill Tracker $254,936 and $0 during the three months ended June 30, 2021 and 2020, respectively, and $395,757 and $0 during the six months ended June 30, 2021 and 2020, respectively.

The CEO’s other son, as a medical doctor, provides research services related to the development of the inhaled use form of aviptadil, under the supervision of the CEO, who is responsible for assuring that the services are provided on financial terms that are at market. NRx Pharmaceuticals paid this family member a total of $4,615 and $4,820 during the three months ended June 30, 2021 and 2020, respectively, and $6,110 and $4,820 during the six months ended June 30, 2021 and 2020, respectively.

Included in accounts payable were $44,201 and $149,067 due to the above related parties as of June 30, 2021 and December 31, 2020, respectively.

11. Related Party Transactions

The Company licenses patents that are owned by Glytech, LLC, pursuant to a license agreement (the Glytech Agreement). Glytech, LLC is owned by a co-founder and Director of the Company, and therefore, a related party. The Glytech agreement requires that the Company pay Glytech for ongoing scientific support and also reimburse Glytech for expenses of obtaining and maintaining patents that are licensed to NeuroRx. During the years ended December 31, 2020 and 2019, the Company paid a co-founder $272,929 and $464,720, respectively, for continuing technology support services and reimbursed expenses. These support services are ongoing.

The Fourth Amendment to the Glytech Agreement, effective as of December 31, 2020, includes an equity value-triggered transfer of Excluded Technology from Glytech to NeuroRx. The Excluded Technology is defined in the Glytech Agreement as any technology, and any know-how related thereto, covered in the licensed patents that do not recite either D-cycloserine or lurasidone individually or jointly. This definition would cover pharmaceutical formulations, including some that NeuroRx considers “pipeline” or “future product” opportunities, that contain a combination of pharmaceutical components different from those contained in NRX-100 and NRX-101. The Excluded Technology will transfer to the Company for no additional consideration if the value of NeuroRx equity held by Glytech exceeds $50,000,000 at any time prior to August 6, 2022. After August 6, 2022, the additional IP will transfer to the Company at no cost.

The CEO of the Company is a major shareholder in the Company. Therefore, his services are deemed to be a related party transaction. He serves the company on a full-time basis and has an employment agreement with the Company and received compensation of $456,459 and $452,400 during the years ended December 31, 2020 and 2019, respectively. The services are ongoing.

The CEO’s son provides services related to website, IT, and marketing support under the supervision of the Company’s Chief Commercial Officer, who is responsible for assuring that the services are provided on financial terms that are at market. NeuroRx paid this family member a total of $85,915 and $48,000 during the years ended December 31, 2020 and 2019, respectively.

In addition, NeuroRx pays Pill Tracker 2015 Ltd. (“Pill Tracker”) for services relating to the development of the inhaled use form of aviptadil. The CEO’s son and our CEO are the chief executive officer and the board chairman, respectively, of Pill Tracker. NeuroRx paid Pill Tracker $271,082 during the year ended December 31, 2020. NeuroRx made no payments to Pill Tracker in 2019.

The CEO’s other son, as a medical doctor, provides research services related to the development of the inhaled use form of aviptadil, under the supervision of the CEO, who is responsible for assuring that the services are provided on financial terms that are at market. NeuroRx paid this family member a total of $11,650 during the year ended December 31, 2020. NeuroRx made no payments to this family member in 2019.

Included in accounts payable were $149,067 and $92,744 due to the above related parties as of December 31, 2020 and 2019, respectively.